CONSOLIDATED BALANCE SHEETS (Parenthetical)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Short-term bank borrowings	$ 31,226,713		¥ 217,394,132	¥ 179,978,003
Accounts payable	37,201,336		258,988,264	249,665,890
Advances from customers	1,074,192		7,478,309	20,505,861
Deferred revenue - current	4,468,054		31,105,700	12,666,330
Accrued expenses and other current liabilities	25,213,795		175,533,397	134,184,026
Income taxes payable	432,906		3,013,805
Deferred revenue - non current	311,849		2,171,033	234,801
Deferred income tax liability	181,818		1,265,780
Other non-current liabilities	$ 3,211,665		¥ 22,358,968	¥ 17,609,842
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, authorized | shares	4,900,000,000		4,900,000,000	4,900,000,000
Ordinary shares, issued | shares	130,174,878		130,174,878	128,032,038
Ordinary shares, outstanding | shares	130,174,878		130,174,878	128,032,038
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, authorized | shares	50,000,000		50,000,000	50,000,000
Ordinary shares, issued | shares	19,242,020		19,242,020	20,642,020
Ordinary shares, outstanding | shares	19,242,020		19,242,020	20,642,020
Class A shares issued upon conversion of each share | shares	1	1
VIE
Short-term bank borrowings			¥ 217,394,132	¥ 179,978,003
Accounts payable			258,988,264	249,665,890
Advances from customers			7,478,309	20,505,861
Deferred revenue - current			31,105,700	12,666,330
Accrued expenses and other current liabilities			164,442,316	119,242,975
Income taxes payable			3,013,805	0
Deferred revenue - non current			2,171,033	234,801
Deferred income tax liability			1,265,780	0
Other non-current liabilities			¥ 22,358,968	¥ 17,609,842